Warrants (Details Narrative) - Successor [Member] - USD ($) $ / shares in Units, $ in Thousands			3 Months Ended	10 Months Ended	12 Months Ended
	Jul. 14, 2023	Jul. 13, 2023	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023
Proceeds from public warrants exercised				$ 4,948
Non-cash transaction						$ 4,914
Fair value of derivative liability					$ 3,900
Warrant Holder [Member]
Number of Warrant exercised		435,000
Number of warrant purchase	2,000,000
Common stock par value	$ 0.0001
Number of Warrant exchange	600,000
Public Warrants [Member]
Warrants outstanding				10,751,862	10,751,862	10,751,862
Warrant Price						$ 11.50
Proceeds from public warrants exercised		$ 5,002
Number of public warrants exercised			613,138
Number public warrants exercised			50,000
Private Warrants [Member]
Exercise Price per share		$ 11.50
Private Placements Warrants [Member]
Warrants outstanding				10,280,000	10,280,000	10,280,000